Note 4 - Accounts Payable and Accrued Liabilties (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of accounts payable and accrued liabilities [text block]
	September 30, 2025	September 30, 2024
	$	$
Accounts payable	1,710,290	407,548
Accrued liabilities	540,549	41,751
Total accounts payable and accrued liabilities	2,250,839	449,299